Consolidated Balance Sheets - USD ($)		Jun. 30, 2023	Jun. 30, 2022
CURRENT ASSETS:
Cash		$ 2,751,309	$ 14,396,032
Investment in film		885,824
Accounts receivable, net		19,642,337	26,278,634
Advance to suppliers		8,864,972	9,351,431
Prepaid expenses and other current assets		95,992	805,427
TOTAL CURRENT ASSETS		32,253,714	50,831,524
Property and equipment, net		844,614	71,763
Intangible asset, net		119,519	2,204,411
Operating right-of-use asset		84,892	461,399
Prepaid Taxes		621,990	332,022
Deferred tax assets			457,649
Other non-current assets		5,120,599	10,009,200
TOTAL ASSETS		39,045,328	64,367,968
CURRENT LIABILITIES:
Short-term bank loans		3,971,702	3,433,810
Long-term bank loans -current portion		1,158,413	358,311
Accounts payable		2,697,089	966,822
Deferred revenue		393,003	47,710
Taxes payable		4,327,182	4,697,267
Accrued liabilities and other payables		215,042	229,209
Operating lease liability - current		65,115	208,926
TOTAL CURRENT LIABILITIES		12,827,546	10,091,351
Long-term bank loans			1,254,087
Operating lease liability - non-current		39,634	250,178
TOTAL LIABILITIES		12,867,180	11,595,616
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.01 per share; 4,400,000 Class A ordinary shares authorized; 1,828,693 Class A ordinary shares issued and outstanding as of June 30, 2022 and 2023, respectively; 600,000 Class B ordinary shares authorized, 576,308 Class B ordinary shares issued and outstanding as of June 30, 2022 and 2023) *	[1]	24,050	24,050
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		40,174,260	40,158,643
Statutory reserve		1,537,228	1,499,369
Retained earnings (accumulated deficit)		(13,339,929)	11,028,345
Accumulated other comprehensive (loss) income		(1,644,872)	69,019
TOTAL POP CULTURE GROUP CO., LTD SHAREHOLDERS’ EQUITY		26,735,296	52,763,985
Non-controlling interests		(557,148)	8,367
TOTAL SHAREHOLDERS’ EQUITY		26,178,148	52,772,352
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		39,045,328	64,367,968
Related Party
CURRENT ASSETS:
Due from related parties		$ 13,280
CURRENT LIABILITIES:
Due to a related party			$ 149,296

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023